Parent Company Only Financial Information (Condensed Balance Sheets) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
LIABILITIES AND EQUITY
Total shareholders' equity	¥ 8,583,158		¥ 8,335,699
MUFG [Member]
Assets:
Cash and interest-earning deposits with banks	132,431		151,531
Investments in subsidiaries and affiliated companies	10,788,927		9,607,046
Investment in Morgan Stanley		[1]	956,576
Other assets	66,227		97,435
Total assets	10,987,585		10,812,588
LIABILITIES AND EQUITY
Short-term borrowings from subsidiaries	1,849,072		1,566,981
Long-term debt from subsidiaries and affiliated companies	383,903		792,203
Long-term debt	28		22
Other liabilities	171,424		117,683
Total liabilities	2,404,427		2,476,889
Total shareholders' equity	8,583,158		8,335,699
Total liabilities and shareholders' equity	¥ 10,987,585		¥ 10,812,588

[1]	Investment in Morgan Stanley at March 31, 2012 is included in Investments in subsidiaries and affiliated companies since Morgan Stanley became an affiliated company on June 30, 2011. See Note 2 for more information.